Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description of functional currency		CLP
Current receivables due from related parties	$ 9,040,528	$ 6,204,099
Non-current receivables due from related parties	$ 42,506	$ 42,506
Sales Of Products [Member] | Andronico Luksic Craig [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Chairman of CCU	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Francisco Prez Mackenna [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Director
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Armin Kunstmann Telge [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of subsidiary
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Quinenco Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Inversiones Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Empresas Carozzi Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Cervecera Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Prana S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Services Provided [Member] | Vina Tabali Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,178,803-5	76,178,803-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services provided	Services provided
Services Provided [Member] | Inversiones Pfi Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services provided	Services provided
Services Provided [Member] | Cervecera Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services provided
Loan [Member] | Inversiones Ro Elqui Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76,486,051-9
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Loan
Services Received [Member] | Canal 13 Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Services Received [Member] | Hapaglloyd Chile Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5	76,380,217-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Services Received [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Services Received [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Services received	Services received
Services Received [Member] | Inversiones Pfi Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services received	Services received
Services Received [Member] | Empresa Nacional De Energia Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Services Received [Member] | Rdf Media Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Services Received [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Services Received [Member] | Heineken Brouwerijen Bv [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Clp [Member] | Sales Of Products [Member] | Andronico Luksic Craig [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 205	$ 438
Clp [Member] | Sales Of Products [Member] | Francisco Prez Mackenna [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 61	160
Clp [Member] | Sales Of Products [Member] | Armin Kunstmann Telge [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 33	98
Clp [Member] | Sales Of Products [Member] | Representaciones Chile Beer Kevin Michael Szot Eirl 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 12,098	988
Clp [Member] | Sales Of Products [Member] | Saam Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,002,201-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 55	49
Clp [Member] | Sales Of Products [Member] | Canal 13 Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 0	134
Clp [Member] | Sales Of Products [Member] | Vina Tabali Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 1,272	1,935
Clp [Member] | Sales Of Products [Member] | Tech Pack Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,275,453-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 23	50
Clp [Member] | Sales Of Products [Member] | Inversiones Alabama Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,363,269-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 0	718
Clp [Member] | Sales Of Products [Member] | Hapaglloyd Chile Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 8,602	1,153
Clp [Member] | Sales Of Products [Member] | Watts S A Ex Diwatts S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder of the subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 6,522	848
Clp [Member] | Sales Of Products [Member] | Inversiones Ro Elqui Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 27,853	14,203
Clp [Member] | Sales Of Products [Member] | Origen Patagnico Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 0	10,663
Clp [Member] | Sales Of Products [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 677,731	0
Clp [Member] | Sales Of Products [Member] | Cerveceria Kunstmann Ltda 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Clp [Member] | Sales Of Products [Member] | Cerveceria Kunstmann Ltda 2 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 219,304	857,808
Clp [Member] | Sales Of Products [Member] | Banchile Corredores De Seguros Ltda. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,191,070-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 339	500
Clp [Member] | Sales Of Products [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 3,441,112	2,789,247
Clp [Member] | Sales Of Products [Member] | Servipag Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 866	2,227
Clp [Member] | Sales Of Products [Member] | Inmobiliariae Inversiones Rio Claro S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,306,560-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 83	184
Clp [Member] | Sales Of Products [Member] | Sonacol S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,095,400-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 459	1,099
Clp [Member] | Sales Of Products [Member] | Ferrocarril De Antofagasta Bolivia Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,148,200-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 509	4,250
Clp [Member] | Sales Of Products [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda 2 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 0	3,015
Clp [Member] | Sales Of Products [Member] | Watts S A Fusionada Con Ex Diwatts [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder of the subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 0	14,783
Clp [Member] | Sales Of Products [Member] | Compania Sud Americana De Vapores Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 456	1,325
Clp [Member] | Sales Of Products [Member] | Nestle Chile Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 31,571	37,836
Clp [Member] | Sales Of Products [Member] | Invexans S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,021,000-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 58	0
Clp [Member] | Sales Of Products [Member] | Quinenco Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 4,739	4,085
Clp [Member] | Sales Of Products [Member] | Empresa Nacional De Energia Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 11,453	2,579
Clp [Member] | Sales Of Products [Member] | Inversiones Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 245,920	275,402
Clp [Member] | Sales Of Products [Member] | Inversiones Consolidadas Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 626	683
Clp [Member] | Sales Of Products [Member] | Banchile Corredores De Bolsa Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 4,976	3,068
Clp [Member] | Sales Of Products [Member] | Empresas Carozzi Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 32,759	41,492
Clp [Member] | Sales Of Products [Member] | Portuaria Corral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,610,780-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 596	232
Clp [Member] | Sales Of Products [Member] | Socofin Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 372	174
Clp [Member] | Sales Of Products [Member] | Transportes Fluviales Corral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,210-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 471	301
Clp [Member] | Sales Of Products [Member] | Banchile Administradora General Fondos S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,767,630-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of functional currency	CLP
Current receivables due from related parties	$ 14	0
Clp [Member] | Sales Of Products [Member] | Rdf Media Sp A [Member]
IfrsStatementLineItems [Line Items]
Current receivables due from related parties	$ 424	957
Clp [Member] | Sales Of Products [Member] | San Vicente Terminal International Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 4,735	3,716
Clp [Member] | Sales Of Products [Member] | San Antonio Terminal Internacional Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 875	2,410
Clp [Member] | Sales Of Products [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 28,323	73,164
Clp [Member] | Sales Of Products [Member] | Muellaje Del Maipo Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	99,506,030-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 5,307	5,601
Clp [Member] | Sales Of Products [Member] | Antofagasta Terminal International Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	99,511,240-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Current receivables due from related parties	$ 0	4,623
Clp [Member] | Sale Of Shares [Member] | Representaciones Chile Beer Kevin Michael Szot Eirl [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sale of shares
Description of functional currency	CLP
Current receivables due from related parties	$ 6,588	4,197
Non-current receivables due from related parties	$ 42,506	42,506
Clp [Member] | Services Provided [Member] | Cerveceria Kunstmann Ltda 1 [Member]
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Services provided
Description of functional currency	CLP
Current receivables due from related parties	$ 61,708	25,098
Clp [Member] | Services Provided [Member] | Inversiones Pfi Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Current receivables due from related parties	$ 963,889	4,326
Clp [Member] | Services Provided [Member] | Nestle Chile Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Current receivables due from related parties	$ 0	113,782
Clp [Member] | Services Provided [Member] | Cervecera Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services provided
Description of functional currency	CLP
Current receivables due from related parties	$ 1,224,351	692,100
Clp [Member] | Advance Purchase [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Advance purchase
Description of functional currency	CLP
Current receivables due from related parties	$ 800,000	796,841
Clp [Member] | Services Received [Member] | Representaciones Chile Beer Kevin Michael Szot Eirl [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Canal 13 Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Hapaglloyd Chile Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Servipag Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Quinenco Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Inversiones Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Empresas Carozzi Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | San Antonio Terminal Internacional Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Clp [Member] | Services Received [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Uf [Member] | Loan [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Description of functional currency	UF
Current receivables due from related parties	$ 0	74,663
Ars [Member] | Services Provided [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Services provided
Description of functional currency	ARS
Current receivables due from related parties	$ 1,084,888	0
Usd [Member] | Sales Of Products [Member] | Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	USD
Current receivables due from related parties	$ 13,136	15,333
Usd [Member] | Services Received [Member] | Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Services received
Description of functional currency	USD
Usd [Member] | Royalties [Member] | Heineken Brouwerijen Bv [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	USD
Euros [Member]
IfrsStatementLineItems [Line Items]
Current receivables due from related parties	$ 115,166	309,593
Euros [Member] | Services Provided [Member] | Nestl Waters Marketing Distribution S.a.s [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Euros
Current receivables due from related parties	$ 69,111	69,802
Euros [Member] | Services Provided [Member] | Heineken Brouwerijen Bv [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Euros
Current receivables due from related parties	$ 0	239,791
Euros [Member] | Royalties [Member] | Amstel Brouwerijen B V [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
Current receivables due from related parties	$ 46,055	0
Euros [Member] | Royalties [Member] | Heineken Brouwerijen Bv [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
P Y G [Member] | Sales Of Products [Member] | Grafica Editorial Inter Sudamericana S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Current receivables due from related parties	$ 0	345
P Y G [Member] | Services Provided [Member] | Prana S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Services provided
Description of functional currency	PYG
Current receivables due from related parties	$ 0	4,905
P Y G [Member] | Services Received [Member] | Prana S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Services received
Description of functional currency	PYG
P Y G [Member] | Donations [Member] | Fundacion Ramon T Cartes [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Donations
Description of functional currency	PYG
Current receivables due from related parties	$ 0	$ 718